Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expense [line items]
Research and efficacy costs	£ 11	£ 13	£ 14
Restructuring costs		157	90
Impairment charges	12	65
Penguin Random House [member]
Operating expense [line items]
Service fee income		4	3
Restructuring costs		£ 2	£ 12
Other gains and losses	180
Pearson Institute of Higher Education [Member]
Operating expense [line items]
Impairment charges	£ 8